Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock International Select Equity Fund
Entity Central Index Key	0000790525
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005590 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock EuroFund
Class Name	Institutional Shares
Trading Symbol	MAEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.99%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(1.88)%	7.22%	7.05%	4.79%
MSCI EMU Index	(2.35)	2.64	4.89	5.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 98,067,564
Holdings Count | Holding	42
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$98,067,564
Number of Portfolio Holdings	42
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Germany	30.0%
France	20.6%
Netherlands	15.0%
United States	11.0%
Italy	6.5%
Spain	4.7%
Belgium	3.8%
United Kingdom	3.0%
Denmark	2.0%
Ireland	2.0%
Other#	3.3%
Liabilities in Excess of Other Assets	(1.9)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	6.7%
Schneider Electric SE	5.9%
ASML Holding NV	5.8%
Safran SA	5.0%
Siemens AG, Class N, Registered Shares	4.4%
MTU Aero Engines AG, Class N	4.2%
ASM International NV	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Hermes International SCA	3.1%
Linde PLC	3.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	6.7%
Schneider Electric SE	5.9%
ASML Holding NV	5.8%
Safran SA	5.0%
Siemens AG, Class N, Registered Shares	4.4%
MTU Aero Engines AG, Class N	4.2%
ASM International NV	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Hermes International SCA	3.1%
Linde PLC	3.1%
(a)Excludes short-term securities.
C000005587 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock EuroFund
Class Name	Investor A Shares
Trading Symbol	MDEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$62	1.24%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(2.01)%	6.93%	6.81%	4.57%
Investor A Shares (with sales charge)	(7.16)	1.32	5.67	4.00
MSCI EMU Index	(2.35)	2.64	4.89	5.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 98,067,564
Holdings Count | Holding	42
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$98,067,564
Number of Portfolio Holdings	42
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Germany	30.0%
France	20.6%
Netherlands	15.0%
United States	11.0%
Italy	6.5%
Spain	4.7%
Belgium	3.8%
United Kingdom	3.0%
Denmark	2.0%
Ireland	2.0%
Other#	3.3%
Liabilities in Excess of Other Assets	(1.9)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	6.7%
Schneider Electric SE	5.9%
ASML Holding NV	5.8%
Safran SA	5.0%
Siemens AG, Class N, Registered Shares	4.4%
MTU Aero Engines AG, Class N	4.2%
ASM International NV	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Hermes International SCA	3.1%
Linde PLC	3.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	6.7%
Schneider Electric SE	5.9%
ASML Holding NV	5.8%
Safran SA	5.0%
Siemens AG, Class N, Registered Shares	4.4%
MTU Aero Engines AG, Class N	4.2%
ASM International NV	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Hermes International SCA	3.1%
Linde PLC	3.1%
(a)Excludes short-term securities.
C000005589 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock EuroFund
Class Name	Investor C Shares
Trading Symbol	MCEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$99	1.99%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.99%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(2.33)%	6.17%	6.02%	3.91%
Investor C Shares (with sales charge)	(3.29)	5.17	6.02	3.91
MSCI EMU Index	(2.35)	2.64	4.89	5.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 98,067,564
Holdings Count | Holding	42
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$98,067,564
Number of Portfolio Holdings	42
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Germany	30.0%
France	20.6%
Netherlands	15.0%
United States	11.0%
Italy	6.5%
Spain	4.7%
Belgium	3.8%
United Kingdom	3.0%
Denmark	2.0%
Ireland	2.0%
Other#	3.3%
Liabilities in Excess of Other Assets	(1.9)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	6.7%
Schneider Electric SE	5.9%
ASML Holding NV	5.8%
Safran SA	5.0%
Siemens AG, Class N, Registered Shares	4.4%
MTU Aero Engines AG, Class N	4.2%
ASM International NV	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Hermes International SCA	3.1%
Linde PLC	3.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	6.7%
Schneider Electric SE	5.9%
ASML Holding NV	5.8%
Safran SA	5.0%
Siemens AG, Class N, Registered Shares	4.4%
MTU Aero Engines AG, Class N	4.2%
ASM International NV	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Hermes International SCA	3.1%
Linde PLC	3.1%
(a)Excludes short-term securities.
C000199787 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock EuroFund
Class Name	Class K Shares
Trading Symbol	MKEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$47	0.94%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(1.86)%	7.27%	7.15%	4.87%
MSCI EMU Index	(2.35)	2.64	4.89	5.22

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 98,067,564
Holdings Count | Holding	42
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$98,067,564
Number of Portfolio Holdings	42
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Germany	30.0%
France	20.6%
Netherlands	15.0%
United States	11.0%
Italy	6.5%
Spain	4.7%
Belgium	3.8%
United Kingdom	3.0%
Denmark	2.0%
Ireland	2.0%
Other#	3.3%
Liabilities in Excess of Other Assets	(1.9)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	6.7%
Schneider Electric SE	5.9%
ASML Holding NV	5.8%
Safran SA	5.0%
Siemens AG, Class N, Registered Shares	4.4%
MTU Aero Engines AG, Class N	4.2%
ASM International NV	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Hermes International SCA	3.1%
Linde PLC	3.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	6.7%
Schneider Electric SE	5.9%
ASML Holding NV	5.8%
Safran SA	5.0%
Siemens AG, Class N, Registered Shares	4.4%
MTU Aero Engines AG, Class N	4.2%
ASM International NV	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Hermes International SCA	3.1%
Linde PLC	3.1%
(a)Excludes short-term securities.
C000005591 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock EuroFund
Class Name	Class R Shares
Trading Symbol	MREFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$74	1.49%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	(2.12)%	6.71%	6.46%	4.13%
MSCI EMU Index	(2.35)	2.64	4.89	5.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 98,067,564
Holdings Count | Holding	42
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$98,067,564
Number of Portfolio Holdings	42
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Germany	30.0%
France	20.6%
Netherlands	15.0%
United States	11.0%
Italy	6.5%
Spain	4.7%
Belgium	3.8%
United Kingdom	3.0%
Denmark	2.0%
Ireland	2.0%
Other#	3.3%
Liabilities in Excess of Other Assets	(1.9)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	6.7%
Schneider Electric SE	5.9%
ASML Holding NV	5.8%
Safran SA	5.0%
Siemens AG, Class N, Registered Shares	4.4%
MTU Aero Engines AG, Class N	4.2%
ASM International NV	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Hermes International SCA	3.1%
Linde PLC	3.1%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	6.7%
Schneider Electric SE	5.9%
ASML Holding NV	5.8%
Safran SA	5.0%
Siemens AG, Class N, Registered Shares	4.4%
MTU Aero Engines AG, Class N	4.2%
ASM International NV	3.6%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Hermes International SCA	3.1%
Linde PLC	3.1%
(a)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.